Share-Based Payments - Additional Information (Detail)																																									1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 22, 2018 shares	Jun. 15, 2018	Jun. 02, 2018 shares	May 15, 2018	May 02, 2018	Apr. 15, 2018	Dec. 31, 2017 shares	Dec. 15, 2017	Jun. 15, 2017 shares	Dec. 15, 2016	Dec. 09, 2016	Jun. 24, 2016	Jun. 21, 2016 shares	Apr. 06, 2016	Jan. 17, 2016	Dec. 15, 2015	Nov. 19, 2015	Sep. 30, 2015	Sep. 21, 2015	Jun. 23, 2015 shares	Mar. 24, 2015	Dec. 23, 2014 Equity	Jun. 03, 2014 shares	Dec. 23, 2013 Equity	Sep. 18, 2013	Jul. 25, 2013	Jun. 04, 2013 shares	Dec. 23, 2012 Equity	Sep. 25, 2012	Jan. 17, 2012	Dec. 23, 2011 Equity	Dec. 09, 2011 shares	Nov. 22, 2011	Jun. 24, 2011	Jan. 28, 2011	Dec. 16, 2010 shares	Jun. 25, 2010	Jan. 21, 2009 shares	Dec. 07, 2007	Jun. 14, 2007 shares	Dec. 15, 2016	Sep. 30, 2016	Jun. 30, 2018 shares	Jan. 20, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 22, 2015 Equity	Nov. 22, 2014 Equity	Nov. 22, 2013 Equity	Nov. 22, 2012 Equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		23,600		16,500		16,500
Basis of exercise by beneficiary							181,008																																						217,508	181,008	147,359
BSAX [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																													0	0	0
Date of grant (Board of Directors)																																					Jun. 25, 2010	Jan. 21, 2009
Share based payment arrangement, vesting percentage																																													P10Y
Share based payment arrangement, shares exercised																																														1,036
BSAX [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																																					1 year	1 year
BSAX [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																																					2 years	2 years
BSAX [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																																					3 years	3 years
BSAX [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																																					4 years	4 years
BSAX [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Basis of exercise by beneficiary																																													25.00%
BSAX [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Basis of exercise by beneficiary																																													25.00%
BSAX [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Basis of exercise by beneficiary																																													25.00%
BSAX [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Basis of exercise by beneficiary																																													25.00%
BCEX [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																						2,296
BSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization									9,000				54,008							88,500			20,000				73,000					194,552				194,552				194,552
Share based payment arrangement, shares exercised																																													7,500	9,359	89,835
BSA [member] | Date of Grant 12/7/2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Dec. 07, 2007
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Date of Grant 12/7/2007 [member] | Share-based Payment Arrangement Tranche Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																							3 years
BSA [member] | Date of Grant 12/7/2007 [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																							4 years
BSA [member] | Date of Grant 12/7/2007 [member] | Share-based Payment Arrangement Tranche One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																							1 year
BSA [member] | Date of Grant 12/7/2007 [member] | Share-based Payment Arrangement Tranche Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																							2 years
BSA [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Share-based Payment Arrangement Tranche Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																													25.00%
BSA [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																													25.00%
BSA [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Share-based Payment Arrangement Tranche One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																													25.00%
BSA [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Share-based Payment Arrangement Tranche Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																													25.00%
BSA [member] | Date of Grant 1/17/2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Jan. 17, 2012
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Date of Grant 1/17/2012 [member] | Share-based Payment Arrangement Tranche Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																														3 years
BSA [member] | Date of Grant 1/17/2012 [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																														4 years
BSA [member] | Date of Grant 1/17/2012 [member] | Share-based Payment Arrangement Tranche One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																														1 year
BSA [member] | Date of Grant 1/17/2012 [member] | Share-based Payment Arrangement Tranche Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																														2 years
BSA [member] | Date of Grant 1/17/2012 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised															89,835
BSA [member] | Date of Grant 9/25/2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Sep. 25, 2012
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																													3 years
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																													4 years
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																													1 year
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																													2 years
BSA [member] | Date of Grant 9/25/2012 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																													30,000
BSA [member] | Date of Grant 7/25/2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Jul. 25, 2013
Share based payment arrangement, vesting period																										0 years																			10 years
BSA [member] | Date of Grant 7/25/2013 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																										73,000
BSA [member] | Date of Grant 6/3/2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Jun. 03, 2014
Share based payment arrangement, vesting period																							0 years																						10 years
BSA [member] | Date of Grant 6/3/2014 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																							10,000
BSA [member] | Date of Grant 03/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Mar. 24, 2015
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Date of Grant 03/24/2015 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																					10,000
BSA [member] | Date of Grant 11/19/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Nov. 19, 2015
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Date of Grant 11/19/2015 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																	15,000
BSA [member] | Date of Grant 12/15/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Dec. 15, 2015
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Date of Grant 12/15/2015 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																73,500
BSA [member] | Date of Grant 06/21/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Jun. 21, 2016
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Date of Grant 06/21/2016 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised													20,000
BSA [member] | Date of Grant 12/9/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Dec. 09, 2016
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Date of Grant 12/9/2016 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											34,008
BSA [member] | Date of Grant 06/15/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													Jun. 15, 2018
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Date of Grant 06/15/2017 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised									9,000
BSA [member] | Grant Date 5/2/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																													May 02, 2018
Share based payment arrangement, vesting period																																													10 years
BSA [member] | Grant Date 5/2/2018 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised					44,000
BSA 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																						10,716
Bons De Createurs D Entreprise Bce Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																						5,358
BSA 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																				19,377
BSAX [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																						2,131
BSPCE2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																				34,039
OPTIONS 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																518,000
Free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization	562,853						241,844																186,000									1,340,737
Number of options granted																			1,107,350
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization			752,100						900,700														918,960																				72,100
BCE 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																													0	0	0
Share based payment arrangement, shares exercised																																														2,691
BCE 4 [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																												2,411
Date of grant (Board of Directors)																																												Jan. 21, 2009
Vesting Period																																												0 years
BCE 4 [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																												1,340
Date of grant (Board of Directors)																																												Jan. 21, 2009
Vesting Period																																												1 year
BCE 4 [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																												536
Date of grant (Board of Directors)																																												Jan. 21, 2009
Vesting Period																																												2 years
BCE 4 [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																												536
Date of grant (Board of Directors)																																												Jan. 21, 2009
Vesting Period																																												3 years
BCE 4 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																													2,411
BCE 4 [member] | Top of range [member] | First Anniversary [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																													1,340
BCE 4 [member] | Top of range [member] | Second Anniversary [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																													536
BCE 4 [member] | Top of range [member] | Third Anniversary [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																													536
BCE 4 [member] | Top of range [member] | Fourth Anniversary [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																													535
BSA [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period																																													10 years
BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																													0	0	0
Date of grant (Board of Directors)																																			Jan. 28, 2011
Basis of exercise by beneficiary | Equity																						2,509		2,510				2,510			2,510																	334	334	335	335
Basis of exercise by beneficiary																						25.00%		25.00%				25.00%			25.00%
Share based payment arrangement, shares exercised																																														110	434
BSA2010 [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																	335
Share based payment arrangement, shares exercised																																	77
BSA2010 [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																	335
Share based payment arrangement, shares exercised																																	77
BSA2010 [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																	334
Share based payment arrangement, shares exercised																																	77
BSA2010 [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																	334
Share based payment arrangement, shares exercised																																	77
BSA2010 [member] | Date of Grant 12/9/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted											59,000
Share based payment arrangement, shares exercised											69.75
BSA2010 [member] | Date of Grant 06/15/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									9,000
Share based payment arrangement, shares exercised									59.05
BCE2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																																													3,839	1,334	3,635
Basis of exercise by beneficiary							11,005																																						7,166	11,005	12,339
BCE2010 [member] | Date of Grant 12/7/2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																		Jun. 24, 2011
Share based payment arrangement, vesting percentage																																										At the latest before the 09/30/2025			At the latest within before the 11/22/2021
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																									At the latest before the 12/15/2025
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																									25.00%	25.00%			25.00%
Basis of exercise by beneficiary																																													25.00%
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																									25.00%	25.00%			25.00%
Basis of exercise by beneficiary																																													25.00%
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																									25.00%	25.00%			25.00%
Basis of exercise by beneficiary																																													25.00%
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																									25.00%	25.00%			25.00%
Basis of exercise by beneficiary																																													25.00%
BCE2010 [member] | Date of Grant 1/17/2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																									Sep. 18, 2013								Nov. 22, 2011
Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																													824,200	998,500	359,060
Basis of exercise by beneficiary							755,650																																						847,464	755,650	85,000
Share based payment arrangement, shares exercised																																													268,000	1,200	35,000
Share Option [member] | Date of Grant 12/7/2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																							Jun. 03, 2014
Share based payment arrangement, vesting period																									10 years
Share based payment arrangement, vesting percentage																							At the latest before the 06/03/2024
Share Option [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																							75,000		518,000
Share Option [member] | Date of Grant 9/25/2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																				Jun. 23, 2015
Share based payment arrangement, vesting percentage												At the latest before the 06/24/2025
Share Option [member] | Date of Grant 9/25/2012 [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised												30,000
Share Option [member] | Date of Grant 9/25/2012 [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised												30,000
Share Option [member] | Date of Grant 9/25/2012 [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised												30,000
Share Option [member] | Date of Grant 9/25/2012 [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised												30,000
Share Option [member] | Date of Grant 7/25/2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																		Sep. 30, 2015
Share based payment arrangement, shares exercised																		195,000
Share Option [member] | Date of Grant 6/3/2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)														Apr. 06, 2016		Dec. 15, 2015
Share based payment arrangement, shares exercised																75,000
Share Option [member] | Date of Grant 03/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage														At the latest before 10 years of the date of the Grant
Share based payment arrangement, shares exercised														55,000
Share Option [member] | Date of Grant 11/19/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)													Jun. 21, 2016
Share based payment arrangement, vesting period										10 years			10 years																																10 years
Share based payment arrangement, shares exercised								1,100					154,100
Share Option [member] | Date of Grant 11/19/2015 [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage										25.00%			25.00%																																25.00%
Share Option [member] | Date of Grant 11/19/2015 [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage										12.50%			12.50%																																12.50%
Share Option [member] | Date of Grant 11/19/2015 [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage										12.50%			12.50%																																12.50%
Share Option [member] | Date of Grant 11/19/2015 [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage										12.50%			12.50%																																12.50%
Share Option [member] | Date of Grant 12/15/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)											Dec. 09, 2016
Share based payment arrangement, vesting period											10 years
Share based payment arrangement, shares exercised											74,960
Share Option [member] | Date of Grant 12/15/2015 [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											18,740
Share Option [member] | Date of Grant 12/15/2015 [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											9,370
Share Option [member] | Date of Grant 12/15/2015 [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											9,370
Share Option [member] | Date of Grant 12/15/2015 [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											9,370
Share Option [member] | Date of Grant 06/21/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)										12/15/2016
Share Option [member] | Grant Date Six A [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised														8,250
Share Option [member] | Grant Date Six A [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised														8,250
Share Option [member] | Grant Date Six A [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised														8,250
Share Option [member] | Grant Date Six A [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised														8,250
Share Option [member] | Grant Date Six B [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised														5,500
Share Option [member] | Grant Date Six B [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised														5,500
Share Option [member] | Grant Date Six B [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised														5,500
Share Option [member] | Grant Date Six B [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised														5,500